Transactions with Related Parties, Castor Ships (Details)	2 Months Ended	4 Months Ended	6 Months Ended		8 Months Ended
	Mar. 07, 2023 USD ($)	Jun. 30, 2023 USD ($) Contract	Jun. 30, 2023 USD ($) Contract	Jun. 30, 2022 USD ($) $ / d	Mar. 07, 2023 USD ($) $ / d	Dec. 31, 2022 USD ($)
Transactions with Related Parties [Abstract]
Management fees			$ 1,657,500	$ 1,384,650
Administration fees			1,102,777	186,335
Due from related parties, non-current		$ 1,126,542	1,126,542			$ 1,708,474
Due from related parties, current		$ 4,848,344	$ 4,848,344			558,327
Related Party [Member]
Transactions with Related Parties [Abstract]
Number of third-party ship management companies | Contract		3	3
Sale and purchase commissions			$ 1,083,150	0
Due from related parties, non-current		$ 1,126,542	1,126,542
Related Party [Member] | M/T Wonder Bellatrix and M/T Wonder Polaris [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commissions			715,000
Related Party [Member] | LPG Dream Terrax and LPG Dream Arrax [Member]
Transactions with Related Parties [Abstract]
Sale and purchase commissions			368,150
Related Party [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions			$ 715,183	530,089
Related Party [Member] | General and Administrative Expense [Member]
Transactions with Related Parties [Abstract]
Administration fees				$ 186,335
Related Party [Member] | Ship Management Agreements [Member]
Transactions with Related Parties [Abstract]
Daily fee for services | $ / d				250
Commission rate on charter agreements				1.25%
Commission rate on each vessel sale and purchase transaction				1.00%
Related Party [Member] | Amended and Restated Master Management Agreement [Member]
Transactions with Related Parties [Abstract]
Quarterly management fee					$ 750,000
Daily fee for services | $ / d					975
Commission rate on charter agreements					1.25%
Commission rate on each vessel sale and purchase transaction					1.00%
Recovery fee multiplier					2
Term of agreement			8 years
Renewal term of agreement			8 years
Termination fee multiplier					7
Funding period for advance to cover vessel daily operating costs			1 month
Related Party [Member] | Working Capital Guarantee Advances [Member]
Transactions with Related Parties [Abstract]
Due from related parties, non-current		826,542	$ 826,542
Due from related parties, current		5,175,390	5,175,390
Related Party [Member] | Working Capital Guarantee Deposits [Member]
Transactions with Related Parties [Abstract]
Due from related parties, non-current		300,000	300,000
Related Party [Member] | Castor Ships [Member]
Transactions with Related Parties [Abstract]
Management fees		985,333	1,657,500	$ 407,250
Due from related parties, non-current		1,126,542	1,126,542			1,708,474
Due from related parties, current		$ 5,175,390	5,175,390			$ 558,327
Related Party [Member] | Castor Ships [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions			715,183	530,089
Related Party [Member] | Castor Ships [Member] | General and Administrative Expense [Member]
Transactions with Related Parties [Abstract]
Administration fees	$ 144,445		$ 1,102,777	$ 186,335